Nature of the Business and Basis of Presentation	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business and Basis of Presentation	Nature of the Business and Basis of Presentation
Nature of the Business
On January 25, 2022 (the “Closing Date”), Satellogic Inc. (“Satellogic” or the “Company”), a British Virgin Islands (“BVI”) company incorporated in the BVI, as a company limited by shares, consummated the transactions contemplated by the Agreement and Plan of Merger dated as of July 5, 2021 (the “Merger Agreement”), by and among the Company, CF Acquisition Corp. V, a Delaware corporation (“CF V” and now known as “Satellogic V Inc.”), Ganymede Merger Sub 1 Inc., a BVI business company incorporated in the BVI as a company limited by shares and a direct wholly owned subsidiary of the Company, Ganymede Merger Sub 2 Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company, and Nettar Group Inc. (d/b/a Satellogic), a limited liability company incorporated under the laws of the BVI (“Nettar”).

On January 26, 2022, Satellogic’s Class A ordinary shares, par value $0.0001 per share (the “Class A Ordinary Shares” and, together with the Class B ordinary shares, the “Ordinary Shares”), began trading on Nasdaq under the ticker symbol “SATL” and our warrants began trading on Nasdaq under the ticker symbol “SATLW”.
Nettar was, prior to the transaction, the holding company of the Satellogic group and was incorporated on October 7, 2014 under the laws of the BVI as a company limited by shares. The registered office of Satellogic is located at Kingston Chambers Box 173 C/O Maples Corporate Services BVI LTD Road Town, Tortola D8 VG1110.
References to “Nettar” contained herein refer to Nettar Group Inc. prior to the mergers, and references to “the Company,” “we,” “our,” “us” or “Satellogic” refer to Satellogic Inc. prior to the mergers and to the combined company following the mergers.
Through our subsidiaries, we invest in the software, hardware, and optics of the aerospace industry focusing on satellite and image analytics technologies. Our strategy is to build a planetary scale analytics platform based on a proprietary satellite constellation with the capability to generate insights from images and information, with focus on multi-temporal analysis and high frequency of revisits. We also intend to leverage our ability to quickly build and launch high quality, sub-meter satellites at a low cost by selling satellites to certain key customers.
Basis of Presentation
The accompanying unaudited interim condensed consolidated financial statements as of June 30, 2024 and December 31, 2023 and for the six months ended June 30, 2024 and June 30, 2023 (the “Condensed Consolidated Financial Statements”) have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The Company conducts business through one operating segment.
The accompanying Condensed Consolidated Financial Statements include our accounts and those of our wholly owned subsidiaries. All intercompany accounts and transactions, including the intercompany portion of transactions with equity method investees, have been eliminated in consolidation. The Condensed Consolidated Financial Statements are presented in United States dollars (hereinafter “U.S. dollars” or “$”).
The accompanying Condensed Consolidated Financial Statements are unaudited and reflect all adjustments of a normal, recurring nature that are, in the opinion of management, necessary for a fair presentation of the interim period financial statements. The results of operations for these interim periods are not necessarily indicative of the results of operations to be expected for any future period or the full fiscal year. Certain prior year amounts have been reclassified to conform to the current year presentation.
Emerging Growth Company

We are an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. We have elected not to opt out of such extended transition period, which means that when a standard is issued or revised that has different application dates for public or private companies, we can adopt the new or revised standard at the time required for private companies to adopt such standard. The foregoing may make comparison of our financial statements with those of another public company difficult or impossible if such other public company is (i) not an emerging growth company or (ii) is an emerging growth company that has opted out of using the extended transition period, due to the potential differences in accounting standards used.

Going Concern and Liquidity

We have evaluated whether there are any conditions and events, considered in the aggregate, that raise substantial doubt about our ability to continue as a going concern over the next twelve months through August 2025. Since inception, we have incurred significant operating losses and have an accumulated deficit of $317.1 million as of June 30, 2024, with net cash used in operating activities of $23.9 million for the six months ended June 30, 2024. As of June 30, 2024, our existing sources of liquidity included cash and cash equivalents of $25.6 million. We believe that this current level of cash and cash equivalents are not sufficient to fund operations and capital expenditures to reach larger scale revenue generation from our product offerings.
In order for us to proceed and reach larger scale revenue generation, we will need to raise additional funds through the issuance of additional equity, debt or both. Until such time that we can generate revenue sufficient to achieve profitability, we expect to finance our operations through equity or debt financings, which may not be available to us on the timing needed or on terms that we deem to be favorable. To the extent that we raise additional capital through the sale of equity or convertible debt securities, the ownership interest of our stockholders may be diluted, and the terms of these securities may include liquidation or other preferences that adversely affect the rights of holders of Ordinary Shares. Debt financing and equity financing, if available, may involve agreements that include covenants limiting or restricting our ability to take specific actions, such as incurring additional debt, making acquisitions or capital expenditures or declaring dividends. If we are unable to obtain sufficient financial resources, our business, financial condition and results of operations will be materially and adversely affected. There can be no assurance that we will be able to obtain the needed financing on acceptable terms or at all. In an effort to alleviate these conditions, we continue to seek and evaluate opportunities to raise additional capital through the issuance of equity or debt securities.

On April 12, 2024, the Company, Nettar and Acquiom Agency Services LLC, as the Holder Representative (the “Holder Representative”), entered into the Note Purchase Agreement (the “Note Purchase Agreement”) with the Purchaser (as defined in the Note Purchase Agreement), pursuant to which Nettar agreed to issue the floating rate secured convertible promissory notes (“Secured Convertible Notes”) in the aggregate principal amount of $30.0 million to the Purchaser. The net proceeds from the issuance of the Secured Convertible Notes, after deducting transaction fees and other debt issuance costs, was approximately $27.6 million. The Secured Convertible Notes initially bear interest at a rate of SOFR plus 6.50% per annum, subject to an additional 4.0% per annum if certain events of default occur and are continuing. The Secured Convertible Notes are guaranteed by the Company and each of the Company’s material subsidiaries (other than Nettar), and are secured by substantially all of the Company’s and its subsidiaries’ assets (including all of its intellectual property). Nettar may issue additional Secured Convertible Notes under the terms thereof, provided the aggregate principal outstanding amount does not exceed $50.0 million. The Secured Convertible Notes mature on April 12, 2028. See Note 14 (Secured Convertible Notes) for additional details on the Secured Convertible Notes.

Although we were able to secure debt financing of approximately $27.6 million during the second quarter of 2024, we do not believe this incremental funding will be sufficient to fund our operations for the next twelve months through August 2025. As a result of these uncertainties, and notwithstanding our plans and efforts to date, there is substantial doubt about our ability to continue as a going concern for one year from the date of when these Condensed Consolidated Financial Statements are issued. If we are unable to raise additional capital as and when needed, or upon acceptable terms, such failure would have a significant negative impact on our financial condition. As such, these conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The accompanying Condensed Consolidated Financial Statements have been prepared assuming we will continue as a going concern. The going concern basis of presentation assumes that we will continue in operation one year after the date these Condensed Consolidated Financial Statements are issued, and we will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. If we cannot continue as a going concern, adjustments to the carrying values and classification of our assets and liabilities and the reported amounts of income and expenses could be required and could be material. We are continuing to take actions to secure sufficient financing (as described above) and thus believe that the application of the going concern assumption for the preparation of the Condensed Consolidated Financial Statements is appropriate.